Share capital - Summary of share capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Shares issued upon exercise of share options, for cash (in shares)	339,540	618,915
Shares issued on redemption of PSU's (in shares)	514,010
Shares issued on acquisition of QMX (in shares)	5,788,187
Shares issued to the public (in shares)		8,353,042
Flow-through shares issued, net of costs and premium (in shares)	1,100,000	996,100
Total
Balance beginning of year	$ 3,687,045
Balance end of year	$ 3,639,922	$ 3,687,045
Voting common shares
Number of Shares
Beginning balance (in shares)	174,931,381	164,963,324
Ending balance (in shares)	182,673,118	174,931,381
Share capital
Total
Balance beginning of year	$ 3,144,644	$ 3,054,563
Shares issued upon exercise of share options, for cash	1,738	3,559
Shares issued on redemption of PSU's	1,202	0
Estimated fair value of share options exercised transferred from contributed surplus	684	1,267
Shares issued on acquisition of QMX	65,647	0
Shares issued to the public		76,957
Share issuance cost		(1,570)
Flow-through shares issued, net of costs and premium	11,411	9,868
Balance end of year	$ 3,225,326	$ 3,144,644